K&L | GATES	Kirkpatrick & Lockhart Preston Gates Ellis LLP 1601 K Street NW Washington, DC 20006-1600 T 202.778.9000 www.klgates.com
April 27, 2007	Mark C. Amorosi D 202.778.9351 F 202.778.9100 mark.amorosi@klgates.com

VIA EDGAR

U.S. Securities and Exchange Commission 100 F Street, NE Washington, DC 20549

Re:	EQ Advisors Trust - Post-Effective Amendment No. 53 to the Registration Statement on Form N-1A
(File Nos. 811-07953 and 33317217)

Ladies and Gentlemen:

Please find enclosed for filing on behalf of EQ Advisors Trust (the “Trust”), pursuant to the Securities Act of 1933, as amended, and Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, Post-Effective Amendment No. 53 (the “Post-Effective Amendment”) to the Trust’s Registration Statement on Form N-1A. This transmission contains a conformed signature page. The manually signed original of this document is maintained at the offices of the Trust.

The Trust is filing the Post-Effective Amendment to respond to comments received on March 21, 2007 and March 28, 2007 from the staff of the U.S. Securities and Exchange Commission (the “SEC”) on Post-Effective Amendment No. 51 to the Trust’s Registration Statement on Form N-1A as filed with the SEC on February 2, 2007, to include exhibits and other information not included in Post-Effective Amendment No. 51 and to make other minor clarifying, updating and stylistic changes. The Post-Effective Amendment, except Part C, is marked to show changes from Post-Effective Amendment No. 51. Part C of the Post-Effective Amendment is marked to show changes from Post-Effective Amendment No. 52.

The Post-Effective Amendment will become effective on April 30, 2007 in accordance with Rule 485(b) under the 1933 Act.

K&L | GATES

U.S. Securities and Exchange Commission

If you have any questions or comments concerning the foregoing, please do not hesitate to contact Arthur J. Brown at (202) 778-9046 or me at (202) 778-9351.

Sincerely,

s/ Mark C. Amorosi

Mark C. Amorosi

Enclosure

cc:	Patricia Louie, Esq.
AXA Equitable Life Insurance Company

  Arthur J. Brown, Esq.

  Kirkpatrick & Lockhart Preston Gates Ellis LLP